Eaton Vance

International Small-Cap Fund

August 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.8%

Security	Shares	Value
Australia — 6.4%
Bapcor, Ltd.	94,918	$487,396
Bravura Solutions, Ltd.	129,873	351,155
carsales.com, Ltd.	22,662	347,439
Dexus	29,877	194,283
Evolution Mining, Ltd.	29,688	121,388
Magellan Financial Group, Ltd.	3,811	166,286
Northern Star Resources, Ltd.	12,328	124,228
OZ Minerals, Ltd.	15,532	167,097
Regis Resources, Ltd.	37,612	146,423
Saracen Mineral Holdings, Ltd.(1)	60,094	231,121
Steadfast Group, Ltd.	45,250	119,300
Westgold Resources, Ltd.(1)	87,663	137,810
WiseTech Global, Ltd.	15,753	326,817

		$2,920,743

Austria — 1.5%
BAWAG Group AG(1)(2)	11,906	$448,461
CA Immobilien Anlagen AG	7,322	227,821

		$676,282

Belgium — 0.5%
Barco NV	10,952	$231,687

		$231,687

Canada — 6.9%
Boyd Group Services, Inc.	1,786	$284,410
BRP, Inc.(1)	7,925	430,411
Granite Real Estate Investment Trust	6,762	402,241
Keyera Corp.	8,564	156,396
Killam Apartment Real Estate Investment Trust	30,319	403,525
Kirkland Lake Gold, Ltd.	3,716	198,001
Lundin Mining Corp.	14,459	90,566
Pan American Silver Corp.	4,646	167,731
Peyto Exploration & Development Corp.	74,171	162,063
Quebecor, Inc., Class B	18,482	458,242
Seven Generations Energy, Ltd., Class A(1)	40,392	127,585
TMX Group, Ltd.	2,738	287,833

		$3,169,004

China — 1.6%
China Meidong Auto Holdings, Ltd.	130,721	$441,697
CITIC Telecom International Holdings, Ltd.	813,625	282,213

		$723,910

Security	Shares	Value
Denmark — 0.6%
Topdanmark A/S	6,272	$270,146

		$270,146

France — 0.7%
Rubis SCA	7,211	$339,480

		$339,480

Germany — 4.9%
AIXTRON SE(1)	27,149	$313,980
Bechtle AG	1,669	337,318
Carl Zeiss Meditec AG	1,927	217,504
Jenoptik AG	8,296	221,641
LEG Immobilien AG	3,143	461,842
Norma Group SE	13,171	424,933
Rational AG	380	243,109
Salzgitter AG(1)	2,217	35,773

		$2,256,100

Ireland — 2.5%
Irish Residential Properties REIT PLC	223,562	$375,822
Kingspan Group PLC(1)	3,725	319,229
UDG Healthcare PLC	46,637	451,039

		$1,146,090

Israel — 0.8%
Amot Investments, Ltd.	75,236	$386,300

		$386,300

Italy — 5.8%
Amplifon SpA(1)	14,248	$475,042
Banca Farmafactoring SpA(1)(2)	72,392	401,781
DiaSorin SpA	1,634	295,786
FinecoBank Banca Fineco SpA(1)	20,510	310,493
Interpump Group SpA	18,334	640,031
MARR SpA(1)	17,902	274,994
Moncler SpA(1)	6,562	254,383

		$2,652,510

Japan — 27.7%
Asahi Co., Ltd.	7,180	$123,770
Chiba Bank, Ltd. (The)	49,745	257,657
Daiichikosho Co., Ltd.	7,298	227,409
FP Corp.	7,066	539,140
Fukuoka Financial Group, Inc.	15,141	249,960
Invesco Office J REIT, Inc.	3,064	428,463
Itochu Techno-Solutions Corp.	12,974	469,620
J. Front Retailing Co., Ltd.	45,123	313,105
Japan Hotel REIT Investment Corp.	719	332,965
Japan Lifeline Co., Ltd.	20,314	270,382
K’s Holdings Corp.	30,366	430,270

Security	Shares	Value
Kewpie Corp.	16,365	$310,145
Kose Corp.	1,971	231,293
Kuraray Co., Ltd.	43,917	448,707
Kyoritsu Maintenance Co., Ltd.	10,700	391,560
Lion Corp.	24,307	515,595
Makita Corp.	11,539	533,100
Mitsui Fudosan Logistics Park, Inc.	111	554,880
Miura Co., Ltd.	13,964	572,741
Morinaga & Co., Ltd.	12,062	442,058
Nabtesco Corp.	16,407	518,295
Nohmi Bosai, Ltd.	26,705	561,356
Nomura Co., Ltd.	42,241	298,007
OSG Corp.	21,328	315,010
Penta-Ocean Construction Co., Ltd.	88,047	564,670
Sakata Seed Corp.	10,073	330,908
Sankyu, Inc.	11,713	488,632
Ship Healthcare Holdings, Inc.	11,645	538,154
Sumco Corp.	31,780	431,532
Tosei Corp.	45,500	398,397
Yamaha Corp.	12,856	626,436

		$12,714,217

Luxembourg — 0.2%
APERAM S.A.	3,920	$115,748

		$115,748

Netherlands — 3.7%
Aalberts NV	17,627	$663,439
Euronext NV(2)	2,690	327,591
IMCD NV	6,649	706,254

		$1,697,284

New Zealand — 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	11,385	$281,970

		$281,970

Norway — 1.7%
Entra ASA(2)	33,272	$454,148
SpareBank 1 SR-Bank ASA(1)	26,763	240,382
TGS NOPEC Geophysical Co. ASA	5,753	74,900

		$769,430

Portugal — 0.6%
NOS SGPS S.A.	69,839	$282,861

		$282,861

Singapore — 1.0%
Frasers Logistics & Commercial Trust	470,258	$462,278

		$462,278

Security	Shares	Value
Spain — 1.0%
Acciona S.A.	1,801	$215,339
Inmobiliaria Colonial Socimi S.A.	26,125	230,116

		$445,455

Sweden — 5.6%
AddTech AB, Class B	15,077	$783,035
Boliden AB	7,405	221,238
Indutrade AB(1)	13,160	694,355
Lagercrantz Group AB, Class B	17,411	363,600
SSAB AB, Class B(1)	26,498	82,136
Thule Group AB(2)	13,706	433,457

		$2,577,821

Switzerland — 5.4%
Belimo Holding AG	52	$454,626
Bossard Holding AG, Class A	2,425	428,947
Cembra Money Bank AG	2,334	278,508
Galenica AG(2)	5,846	419,767
Logitech International S.A.	5,541	410,392
Vontobel Holding AG	3,032	224,273
VZ Holding AG	3,167	283,516

		$2,500,029

United Kingdom — 15.7%
Abcam PLC	25,430	$423,404
Avast PLC(2)	63,617	454,912
Bellway PLC	4,601	146,163
Cairn Energy PLC(1)	91,027	173,754
Cranswick PLC	7,752	384,261
Dechra Pharmaceuticals PLC	13,751	574,210
Diploma PLC	25,241	651,375
First Derivatives PLC	7,925	340,336
Games Workshop Group PLC	4,794	589,062
Grainger PLC	79,112	330,542
Halma PLC	19,277	571,579
Howden Joinery Group PLC	60,349	450,816
Judges Scientific PLC	5,139	365,629
Lancashire Holdings, Ltd.	21,566	220,178
Nomad Foods, Ltd.(1)	22,218	547,896
Spirax-Sarco Engineering PLC	2,233	304,260
St. James’s Place PLC	36,550	473,636
WH Smith PLC	13,860	218,254

		$7,220,267

United States — 0.4%
Autoliv, Inc.	2,406	$188,486

		$188,486

Total Common Stocks (identified cost $36,203,564)		$44,028,098

Exchange-Traded Funds — 3.8%

Security	Shares	Value
Equity Funds — 3.8%
iShares MSCI EAFE Small-Cap ETF	5,501	$325,164
iShares MSCI Hong Kong ETF	19,989	453,750
iShares MSCI Singapore ETF	15,573	296,821
iShares S&P/TSX SmallCap Index ETF	20,396	225,641
Vanguard MSCI Australian Small Companies Index ETF	10,162	433,102

Total Exchange-Traded Funds (identified cost $1,776,896)		$1,734,478

Short-Term Investments — 0.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(3)	120,116	$120,116

Total Short-Term Investments (identified cost $120,116)		$120,116

Total Investments — 99.9% (identified cost $38,100,576)		$45,882,692

Other Assets, Less Liabilities — 0.1%		$63,615

Net Assets — 100.0%		$45,946,307

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At August 31, 2020, the aggregate value of these securities is $2,940,117 or 6.4% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of August 31, 2020.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Industrials	23.3%	$10,704,903
Real Estate	12.3	5,643,623
Information Technology	11.7	5,385,925
Consumer Discretionary	11.0	5,074,450
Financials	9.9	4,560,001
Health Care	8.6	3,947,258
Consumer Staples	6.6	3,037,150
Materials	6.2	2,827,107
Exchange-Traded Funds	3.8	1,734,478
Communication Services	3.5	1,598,164
Energy	1.5	694,698
Utilities	1.2	554,819
Short-Term Investments	0.3	120,116

Total Investments	99.9%	$45,882,692

The Fund did not have any open derivative instruments at August 31, 2020.

At August 31, 2020, the value of the Fund’s investment in affiliated funds was $120,116, which represents 0.3% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended August 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$798,997	$11,564,464	$(12,243,337)	$10	$(18)	$120,116	$4,504	120,116

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Asia/Pacific	$—	$17,103,118		$—	$17,103,118
Developed Europe	547,896	22,633,294		—	23,181,190
Developed Middle East	—	386,300		—	386,300
North America	3,357,490	—		—	3,357,490
Total Common Stocks	$3,905,386	$40,122,712	*	$—	$44,028,098
Exchange-Traded Funds	$1,301,376	$433,102	*	$—	$1,734,478
Short-Term Investments	—	120,116		—	120,116
Total Investments	$5,206,762	$40,675,930		$—	$45,882,692

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.